FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES

Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2023 are as follows:

	Carrying value	Contractual Cash flows	Within 1 year	1 - 5 Years
	$	$	$	$
Trade accounts payable	428,677	428,677	428,677	-
Loan payable	40,000	40,000	40,000	-
	468,677	468,677	468,677	-